American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2020

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 0.7%
BWX Technologies, Inc.	25,406	1,430,612
Lockheed Martin Corp.	6,274	2,404,699
		3,835,311
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	18,318	3,052,328
Automobiles — 0.8%
Tesla, Inc.(1)	10,768	4,619,580
Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A(1)	1,813	1,601,532
Coca-Cola Co. (The)	88,920	4,389,980
Monster Beverage Corp.(1)	9,749	781,870
PepsiCo, Inc.	10,460	1,449,756
		8,223,138
Biotechnology — 4.5%
AbbVie, Inc.	86,212	7,551,309
Alexion Pharmaceuticals, Inc.(1)	27,207	3,113,297
Exelixis, Inc.(1)	127,426	3,115,566
Incyte Corp.(1)	27,232	2,443,800
Vertex Pharmaceuticals, Inc.(1)	34,887	9,493,450
		25,717,422
Building Products — 0.5%
AAON, Inc.	16,124	971,471
AO Smith Corp.	36,266	1,914,845
		2,886,316
Capital Markets — 2.3%
MarketAxess Holdings, Inc.	8,365	4,028,500
MSCI, Inc.	6,634	2,366,879
S&P Global, Inc.	19,109	6,890,705
		13,286,084
Communications Equipment — 0.1%
Lumentum Holdings, Inc.(1)	6,243	469,037
Consumer Finance — 0.2%
LendingTree, Inc.(1)	4,445	1,364,126
Containers and Packaging — 0.5%
Avery Dennison Corp.	12,242	1,565,017
Berry Global Group, Inc.(1)	27,704	1,338,657
		2,903,674
Distributors†
LKQ Corp.(1)	9,534	264,378
Diversified Consumer Services — 0.1%
Chegg, Inc.(1)	6,725	480,434
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	29,204	1,753,700
Entertainment — 2.7%
Electronic Arts, Inc.(1)	31,102	4,056,012
Netflix, Inc.(1)	13,188	6,594,396
Take-Two Interactive Software, Inc.(1)	13,042	2,154,799

Zynga, Inc., Class A(1)	299,360	2,730,163
		15,535,370
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	7,976	1,928,038
Crown Castle International Corp.	22,458	3,739,257
SBA Communications Corp.	12,554	3,998,198
		9,665,493
Food and Staples Retailing — 0.1%
Costco Wholesale Corp.	843	299,265
Food Products — 0.6%
Freshpet, Inc.(1)	16,491	1,841,220
Hershey Co. (The)	9,826	1,408,459
		3,249,679
Health Care Equipment and Supplies — 2.8%
ABIOMED, Inc.(1)	8,450	2,341,157
Align Technology, Inc.(1)	8,787	2,876,512
DexCom, Inc.(1)	6,403	2,639,509
IDEXX Laboratories, Inc.(1)	14,234	5,595,528
Insulet Corp.(1)	4,971	1,176,089
ResMed, Inc.	5,372	920,922
West Pharmaceutical Services, Inc.	1,969	541,278
		16,090,995
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	10,490	2,480,151
Chemed Corp.	7,884	3,787,079
LHC Group, Inc.(1)	2,585	549,468
McKesson Corp.	14,178	2,111,529
UnitedHealth Group, Inc.	14,028	4,373,510
		13,301,737
Health Care Technology — 1.3%
Cerner Corp.	70,727	5,112,855
Veeva Systems, Inc., Class A(1)	8,837	2,484,876
		7,597,731
Hotels, Restaurants and Leisure — 0.5%
Chipotle Mexican Grill, Inc.(1)	770	957,657
Domino's Pizza, Inc.	4,416	1,878,036
		2,835,693
Household Durables — 0.2%
Tempur Sealy International, Inc.(1)	13,579	1,211,111
Household Products — 0.8%
Clorox Co. (The)	8,094	1,701,116
Procter & Gamble Co. (The)	19,110	2,656,099
		4,357,215
Industrial Conglomerates — 0.6%
3M Co.	19,956	3,196,552
Insurance — 0.6%
Aon plc, Class A	9,654	1,991,620
Erie Indemnity Co., Class A	3,591	755,116
Kinsale Capital Group, Inc.	3,397	646,041
		3,392,777
Interactive Media and Services — 8.0%
Alphabet, Inc., Class A(1)	14,277	20,924,371
Facebook, Inc., Class A(1)	93,573	24,506,769
		45,431,140

Internet and Direct Marketing Retail — 9.0%
Amazon.com, Inc.(1)	14,768	46,500,445
Booking Holdings, Inc.(1)	818	1,399,336
eBay, Inc.	49,526	2,580,304
Etsy, Inc.(1)	3,406	414,272
		50,894,357
IT Services — 6.2%
Accenture plc, Class A	7,297	1,649,049
Automatic Data Processing, Inc.	2,083	290,558
MasterCard, Inc., Class A	35,205	11,905,275
Okta, Inc.(1)	7,158	1,530,738
PayPal Holdings, Inc.(1)	40,346	7,949,372
Square, Inc., Class A(1)	7,896	1,283,495
VeriSign, Inc.(1)	12,713	2,604,258
Visa, Inc., Class A	40,207	8,040,194
		35,252,939
Leisure Products — 0.6%
Polaris, Inc.	38,003	3,585,203
Life Sciences Tools and Services — 0.4%
Illumina, Inc.(1)	1,741	538,108
Repligen Corp.(1)	10,822	1,596,678
		2,134,786
Machinery — 0.3%
Lincoln Electric Holdings, Inc.	18,039	1,660,309
Media — 0.9%
Cable One, Inc.	936	1,764,763
Charter Communications, Inc., Class A(1)	5,483	3,423,256
		5,188,019
Multiline Retail — 0.2%
Dollar General Corp.	6,041	1,266,314
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	45,494	2,742,833
Eli Lilly & Co.	33,198	4,913,968
Merck & Co., Inc.	63,723	5,285,823
Zoetis, Inc.	6,045	999,662
		13,942,286
Professional Services — 0.3%
CoStar Group, Inc.(1)	1,912	1,622,351
Road and Rail — 1.2%
Landstar System, Inc.	37,817	4,745,655
Union Pacific Corp.	9,210	1,813,173
		6,558,828
Semiconductors and Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(1)	48,722	3,994,717
Applied Materials, Inc.	8,090	480,950
Broadcom, Inc.	22,090	8,047,829
Monolithic Power Systems, Inc.	8,187	2,289,167
NVIDIA Corp.	19,563	10,587,887
QUALCOMM, Inc.	46,976	5,528,136
Silicon Laboratories, Inc.(1)	7,797	762,936
Texas Instruments, Inc.	41,480	5,922,929
Universal Display Corp.	7,371	1,332,235
		38,946,786
Software — 18.6%
Adobe, Inc.(1)	15,429	7,566,844

ANSYS, Inc.(1)	607	198,629
Atlassian Corp. plc, Class A(1)	7,143	1,298,526
Autodesk, Inc.(1)	21,384	4,939,918
Box, Inc., Class A(1)	42,736	741,897
Cadence Design Systems, Inc.(1)	16,256	1,733,377
DocuSign, Inc.(1)	5,951	1,280,893
Dropbox, Inc., Class A(1)	56,122	1,080,910
Fair Isaac Corp.(1)	3,240	1,378,231
Intuit, Inc.	18,218	5,942,894
Microsoft Corp.	248,783	52,326,528
New Relic, Inc.(1)	15,994	901,422
NortonLifeLock, Inc.	116,015	2,417,753
Palo Alto Networks, Inc.(1)	16,537	4,047,431
salesforce.com, Inc.(1)	22,755	5,718,786
ServiceNow, Inc.(1)	11,249	5,455,765
Synopsys, Inc.(1)	3,188	682,168
Workday, Inc., Class A(1)	28,968	6,231,886
Zoom Video Communications, Inc., Class A(1)	3,225	1,516,105
		105,459,963
Specialty Retail — 4.2%
Best Buy Co., Inc.	20,871	2,322,733
Home Depot, Inc. (The)	26,507	7,361,259
Lowe's Cos., Inc.	53,366	8,851,285
O'Reilly Automotive, Inc.(1)	6,196	2,856,852
TJX Cos., Inc. (The)	5,182	288,378
Tractor Supply Co.	10,773	1,544,202
Ulta Beauty, Inc.(1)	1,410	315,812
		23,540,521
Technology Hardware, Storage and Peripherals — 10.5%
Apple, Inc.	511,048	59,184,469
NetApp, Inc.	6,714	294,342
		59,478,811
Textiles, Apparel and Luxury Goods — 1.3%
lululemon athletica, Inc.(1)	1,826	601,430
NIKE, Inc., Class B	53,414	6,705,593
		7,307,023
Trading Companies and Distributors — 0.2%
SiteOne Landscape Supply, Inc.(1)	7,679	936,454
TOTAL COMMON STOCKS (Cost $398,018,947)		552,795,236
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $6,277,106), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $6,155,184)		6,155,175
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $9,495,270), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $9,309,013)		9,309,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,313	4,313
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,468,488)		15,468,488
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $413,487,435)		568,263,724
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,504,452)
TOTAL NET ASSETS — 100.0%		$566,759,272

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	16	December 2020	$3,650,320	$114,598
S&P 500 E-Mini	30	December 2020	5,028,000	8,482
			$8,678,320	$123,080
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	552,795,236	—	—
Temporary Cash Investments	4,313	15,464,175	—
	552,799,549	15,464,175	—
Other Financial Instruments
Futures Contracts	123,080	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.